Other non-financial assets	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Non Financial Assets [Abstract]
Other non-financial assets
13.
Other non- financial assets

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Prepayments	1,018	1,117	13
Capital advance	10,990	5,098	61
Advances recoverable	446	67	1
Balances with government authorities	27	35	0
Total	12,481	6,317	76

Current
Prepayments	1,311	1,589	19
Advances recoverable	1,471	1,651	20
Balances with government authorities	859	1,619	19
Others	34	4	0
Total	3,675	4,863	58